Neuberger Berman Equity Funds®

Supplement to the Prospectuses dated December 19, 2008

Neuberger Berman Focus Fund

Investor Class
Trust Class
Advisor Class

The following replaces the section entitled “Portfolio Manager” on page 6 of the Advisor Class Prospectus, on page 12 of the Investor Class Prospectus and on page 6 of the Trust Class Prospectus:

Portfolio Managers

Greg Francfort is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. From 2004 to 2009, he served as an adjunct finance professor at the Columbia University Graduate School of Business. Prior to 2004, he was a portfolio manager at another investment advisory firm. He has been a Portfolio Manager of the Fund since November 2009.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since June 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

The date of this supplement is November 12, 2009 and its effective date is November 16, 2009. This supplement supersedes the supplement dated March 3, 2009.

NEUBERGER BERMAN

Neuberger Berman Management LLC

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008 as amended

Neuberger Berman Focus Fund

Institutional Class

The following replaces the section entitled “Portfolio Manager” on page 6 of the Institutional Class Prospectus:

Portfolio Managers

Greg Francfort is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. From 2004 to 2009, he served as an adjunct finance professor at the Columbia University Graduate School of Business. Prior to 2004, he was a portfolio manager at another investment advisory firm. He has been a Portfolio Manager of the Fund since November 2009.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since June 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

The date of this supplement is November 12, 2009 and its effective date is November 16, 2009.

NEUBERGER BERMAN

Neuberger Berman Management LLC

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com